Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Other income [Abstract]
Schedule of other income
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Gains on reversal of accounts and other payables (Note)	$960,564	$—	$25,523
Rent income	20,934	24,026	21,878
Indemnity income	—	19,793	6,876
Others	2,434	—	4,921
	$983,932	$43,819	$59,198